Significant Accounting Policies - Taxation (Details)	12 Months Ended
Dec. 31, 2022
People's Republic of China
Taxation
Term of tax returns	5 years
Hong Kong
Taxation
Term of tax returns	6 years
Philippines
Taxation
Term of tax returns	3 years